Foreclosed Real Estate - Additional Information (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Real Estate Owned Disclosure Of Detailed Components [Abstract]
Residential real estate loans in the process of foreclosure	$ 685,000	$ 341,000	$ 951,000